January 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Growth Active ETF | BGRO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares Large Cap Growth Active ETF
(Formerly BlackRock Large Cap Growth ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
TransDigm Group Inc.	73	$98,794
Automobiles — 3.9%
Ferrari NV	217	92,989
Tesla Inc.(a)	443	179,238
		272,227
Broadline Retail — 11.5%
Amazon.com Inc.(a)	3,357	797,892
Building Products — 0.7%
Trane Technologies PLC	134	48,608
Capital Markets — 2.9%
KKR & Co. Inc.	720	120,290
S&P Global Inc.	151	78,733
		199,023
Chemicals — 1.2%
Sherwin-Williams Co. (The)	243	87,033
Commercial Services & Supplies — 1.3%
Copart Inc.(a)	1,600	92,688
Electrical Equipment — 1.5%
Vertiv Holdings Co., Class A	901	105,435
Entertainment — 3.3%
Netflix Inc.(a)	234	228,562
Financial Services — 4.8%
Visa Inc., Class A	971	331,888
Ground Transportation — 1.0%
Old Dominion Freight Line Inc.	362	67,191
Health Care Equipment & Supplies — 3.9%
Align Technology Inc.(a)	290	63,542
Boston Scientific Corp.(a)	832	85,164
Intuitive Surgical Inc.(a)	213	121,810
		270,516
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings Inc.	272	69,651
Interactive Media & Services — 10.8%
Alphabet Inc., Class A	1,227	250,332
Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms Inc., Class A	733	$505,169
		755,501
IT Services — 1.7%
MongoDB Inc., Class A(a)	123	33,618
Shopify Inc., Class A(a)	726	84,797
		118,415
Life Sciences Tools & Services — 1.0%
Danaher Corp.	311	69,272
Media — 0.8%
Trade Desk Inc. (The), Class A(a)	491	58,272
Pharmaceuticals — 3.5%
Eli Lilly & Co.	302	244,946
Real Estate Management & Development — 1.0%
CoStar Group Inc.(a)	888	68,021
Semiconductors & Semiconductor Equipment — 18.5%
ASML Holding NV(b)	116	85,760
Broadcom Inc.	1,692	374,389
Nvidia Corp.	6,325	759,442
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	318	66,564
		1,286,155
Software — 16.7%
AppLovin Corp., Class A(a)	209	77,244
Cadence Design Systems Inc.(a)	639	190,179
Intuit Inc.	258	155,190
Microsoft Corp.	1,488	617,609
Salesforce Inc.	362	123,696
		1,163,918
Technology Hardware, Storage & Peripherals — 7.6%
Apple Inc.	2,251	531,236
Total Investments — 100.0% (Cost: $6,035,547)		6,965,244
Other Assets Less Liabilities — 0.0%		752
Net Assets — 100.0%		$6,965,996

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/04/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$—	$(35)(c)	$35	$—	$—	—	$122 (d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	—	0 (c)	—	—	—	—	—	14	—
				$35	$—	$—		$136	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Large Cap Growth Active ETF
(Formerly BlackRock Large Cap Growth ETF)

(c)	Represents net amount purchased (sold).
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,965,244	$—	$—	$6,965,244

Portfolio Abbreviation
ADR	American Depositary Receipt